Loans	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Loans
Note 6: Loans

The "Bermuda" and "Non-Bermuda" classifications purpose is to reflect management segment reporting as described in Note 15: Segmented information.

The principal means of securing residential mortgages, personal, credit card and business loans are entitlements over assets and guarantees. Mortgage loans are generally repayable over periods of up to thirty years and personal, business and government loans are generally repayable over terms not exceeding five years. Amounts owing on credit cards are revolving and typically a minimum amount is due within 30 days from billing. The effective yield on total loans as at December 31, 2017 is 5.09% (December 31, 2016: 4.78%).

	December 31, 2017			December 31, 2016
	Bermuda	Non-Bermuda	Total	Bermuda	Non-Bermuda	Total
Commercial loans
Government	139,987	13,414	153,401	94,504	17,908	112,412
Commercial and industrial	197,251	173,701	370,952	130,171	201,652	331,823
Commercial overdrafts	18,649	2,874	21,523	22,594	2,767	25,361
Total gross commercial loans	355,887	189,989	545,876	247,269	222,327	469,596
Less specific allowance for credit losses	(2,866)	—	(2,866)	(577)	—	(577)
Net commercial loans	353,021	189,989	543,010	246,692	222,327	469,019

Commercial real estate loans
Commercial mortgage	346,094	189,741	535,835	363,982	217,640	581,622
Construction	24,500	23,743	48,243	24,500	4,385	28,885
Total gross commercial real estate loans	370,594	213,484	584,078	388,482	222,025	610,507
Less specific allowance for credit losses	(550)	(33)	(583)	(750)	—	(750)
Net commercial real estate loans	370,044	213,451	583,495	387,732	222,025	609,757

Consumer loans
Automobile financing	13,113	6,182	19,295	13,077	6,905	19,982
Credit card	57,777	21,228	79,005	57,730	20,811	78,541
Overdrafts	5,490	2,871	8,361	2,380	3,202	5,582
Other consumer	29,818	51,196	81,014	30,798	63,186	93,984
Total gross consumer loans	106,198	81,477	187,675	103,985	94,104	198,089
Less specific allowance for credit losses	(274)	—	(274)	(275)	(3)	(278)
Net consumer loans	105,924	81,477	187,401	103,710	94,101	197,811

Residential mortgage loans	1,156,134	1,338,566	2,494,700	1,205,468	1,131,065	2,336,533
Less specific allowance for credit losses	(8,681)	(1,220)	(9,901)	(9,559)	(574)	(10,133)
Net residential mortgage loans	1,147,453	1,337,346	2,484,799	1,195,909	1,130,491	2,326,400

Total gross loans	1,988,813	1,823,516	3,812,329	1,945,204	1,669,521	3,614,725
Less specific allowance for credit losses	(12,371)	(1,253)	(13,624)	(11,161)	(577)	(11,738)
Less general allowance for credit losses	(16,339)	(5,504)	(21,843)	(24,950)	(7,559)	(32,509)
Net loans	1,960,103	1,816,759	3,776,862	1,909,093	1,661,385	3,570,478

Age Analysis of Past Due Loans (Including Non-Accrual Loans)
The following tables summarize the past due status of the loans as at December 31, 2017 and December 31, 2016. The aging of past due amounts are determined based on the contractual delinquency status of payments under the loan and this aging may be affected by the timing of the last business day at period end. Loans less than 30 days past due are included in current loans.

December 31, 2017	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total loans
Commercial loans
Government	—	—	—	—	153,401	153,401
Commercial and industrial	—	1,005	7,481	8,486	362,466	370,952
Commercial overdrafts	—	—	1	1	21,522	21,523
Total commercial loans	—	1,005	7,482	8,487	537,389	545,876

Commercial real estate loans
Commercial mortgage	392	—	4,781	5,173	530,662	535,835
Construction	—	—	—	—	48,243	48,243
Total commercial real estate loans	392	—	4,781	5,173	578,905	584,078

Consumer loans
Automobile financing	7	12	226	245	19,050	19,295
Credit card	422	177	170	769	78,236	79,005
Overdrafts	—	—	4	4	8,357	8,361
Other consumer	797	329	441	1,567	79,447	81,014
Total consumer loans	1,226	518	841	2,585	185,090	187,675

Residential mortgage loans	19,121	10,142	35,658	64,921	2,429,779	2,494,700

Total gross loans	20,739	11,665	48,762	81,166	3,731,163	3,812,329

December 31, 2016	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total loans
Commercial loans
Government	—	—	—	—	112,412	112,412
Commercial and industrial	2,712	—	584	3,296	328,527	331,823
Commercial overdrafts	—	—	2	2	25,359	25,361
Total commercial loans	2,712	—	586	3,298	466,298	469,596

Commercial real estate loans
Commercial mortgage	377	—	5,964	6,341	575,281	581,622
Construction	175	—	—	175	28,710	28,885
Total commercial real estate loans	552	—	5,964	6,516	603,991	610,507

Consumer loans
Automobile financing	86	23	225	334	19,648	19,982
Credit card	366	177	392	935	77,606	78,541
Overdrafts	—	—	17	17	5,565	5,582
Other consumer	720	564	999	2,283	91,701	93,984
Total consumer loans	1,172	764	1,633	3,569	194,520	198,089

Residential mortgage loans	26,122	4,345	50,262	80,729	2,255,804	2,336,533

Total gross loans	30,558	5,109	58,445	94,112	3,520,613	3,614,725

Loans' Credit Quality
The four credit quality classifications set out in the following tables (which exclude purchased credit-impaired loans) are defined below and describe the credit quality of the Bank's lending portfolio. These classifications each encompass a range of more granular, internal credit rating grades assigned.

A pass loan shall mean a loan that is expected to be repaid as agreed. A loan is classified as pass where the Bank is not expected to face repayment difficulties because the present and projected cash flows are sufficient to repay the debt and the repayment schedule as established by the agreement is being followed.

A special mention loan shall mean a loan under close monitoring by the Bank’s management. Loans in this category are currently protected and still performing (current with respect to interest and principal payments), but are potentially weak and present an undue credit risk exposure, but not to the point of justifying a classification of substandard.

A substandard loan shall mean a loan whose evident unreliability makes repayment doubtful and there is a threat of loss to the Bank unless the unreliability is averted.

A non-accrual loan shall mean either management is of the opinion full payment of principal or interest is in doubt or when principal or interest is 90 days past due and for residential mortgage loans which are not well secured and in the process of collection.

December 31, 2017	Pass	Special mention	Substandard	Non-accrual	Total gross recorded investments
Commercial loans
Government	149,651	—	3,750	—	153,401
Commercial and industrial	357,298	4,864	1,309	7,481	370,952
Commercial overdrafts	17,558	3,569	395	1	21,523
Total commercial loans	524,507	8,433	5,454	7,482	545,876

Commercial real estate loans
Commercial mortgage	464,283	63,663	3,108	4,781	535,835
Construction	48,243	—	—	—	48,243
Total commercial real estate loans	512,526	63,663	3,108	4,781	584,078

Consumer loans
Automobile financing	18,816	232	21	226	19,295
Credit card	78,835	—	170	—	79,005
Overdrafts	8,263	94	—	4	8,361
Other consumer	79,080	1,419	31	484	81,014
Total consumer loans	184,994	1,745	222	714	187,675

Residential mortgage loans	2,351,845	35,996	75,985	30,874	2,494,700

Total gross recorded loans	3,573,872	109,837	84,769	43,851	3,812,329

December 31, 2016	Pass	Special mention	Substandard	Non-accrual	Total gross recorded investments
Commercial loans
Government	104,611	301	7,500	—	112,412
Commercial and industrial	325,924	4,122	1,194	583	331,823
Commercial overdrafts	22,976	2,145	238	2	25,361
Total commercial loans	453,511	6,568	8,932	585	469,596

Commercial real estate loans
Commercial mortgage	502,918	71,038	1,702	5,964	581,622
Construction	28,885	—	—	—	28,885
Total commercial real estate loans	531,803	71,038	1,702	5,964	610,507

Consumer loans
Automobile financing	19,309	360	28	285	19,982
Credit card	78,149	—	392	—	78,541
Overdrafts	5,533	32	—	17	5,582
Other consumer	91,348	1,564	360	712	93,984
Total consumer loans	194,339	1,956	780	1,014	198,089

Residential mortgage loans	2,200,807	36,739	58,087	40,900	2,336,533

Total gross recorded loans	3,380,460	116,301	69,501	48,463	3,614,725

Evaluation of Loans For Impairment	December 31, 2017		December 31, 2016
	Individually evaluated	Collectively evaluated	Individually evaluated	Collectively evaluated
Commercial	8,487	537,389	9,686	459,910
Commercial real estate	7,889	576,189	21,893	588,614
Consumer	1,138	186,537	1,746	196,343
Residential mortgage	99,652	2,395,048	113,065	2,223,468
Total gross loans	117,166	3,695,163	146,390	3,468,335

Changes in General and Specific Allowances For Credit Losses

	Year ended December 31, 2017
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Allowances at beginning of year	3,377	16,224	965	23,681	44,247
Provision taken (released)	2,853	(5,895)	1,059	(3,854)	(5,837)
Recoveries	106	—	730	483	1,319
Charge-offs	(34)	(1)	(1,869)	(2,475)	(4,379)
Other	7	32	3	75	117
Allowances at end of year	6,309	10,360	888	17,910	35,467
Allowances at end of year: individually evaluated for impairment	2,866	583	274	9,901	13,624
Allowances at end of year: collectively evaluated for impairment	3,443	9,777	614	8,009	21,843

	Year ended December 31, 2016
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Allowances at beginning of year	8,723	6,512	2,763	31,304	49,302
Provision taken	(5,265)	14,459	(1,076)	(3,719)	4,399
Recoveries	97	12	1,264	70	1,443
Charge-offs	(138)	(4,520)	(1,916)	(3,837)	(10,411)
Other	(40)	(239)	(70)	(137)	(486)
Allowances at end of year	3,377	16,224	965	23,681	44,247
Allowances at end of year: individually evaluated for impairment	577	750	278	10,133	11,738
Allowances at end of year: collectively evaluated for impairment	2,800	15,474	687	13,548	32,509

	Year ended December 31, 2015
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Allowances at beginning of year	7,831	5,920	2,797	30,934	47,482
Provision taken	440	1,027	586	3,688	5,741
Recoveries	788	182	1,455	427	2,852
Charge-offs	(318)	(513)	(2,031)	(3,701)	(6,563)
Other	(18)	(104)	(44)	(44)	(210)
Allowances at end of year	8,723	6,512	2,763	31,304	49,302
Allowances at end of year: individually evaluated for impairment	590	2,951	274	15,290	19,105
Allowances at end of year: collectively evaluated for impairment	8,133	3,561	2,489	16,014	30,197

Non-Performing Loans (excluding purchased credit-impaired loans)	December 31, 2017			December 31, 2016
	Non-accrual	Past due more than 90 days and accruing	Total non- performing loans	Non-accrual	Past due more than 90 days and accruing	Total non- performing loans
Commercial loans
Commercial and industrial	7,481	—	7,481	583	—	583
Commercial overdrafts	1	—	1	2	—	2
Total commercial loans	7,482	—	7,482	585	—	585

Commercial real estate loans
Commercial mortgage	4,781	—	4,781	5,964	—	5,964

Consumer loans
Automobile financing	226	—	226	285	2	287
Credit card	—	170	170	—	392	392
Overdrafts	4	—	4	17	—	17
Other consumer	484	—	484	712	300	1,012
Total consumer loans	714	170	884	1,014	694	1,708

Residential mortgage loans	30,874	4,186	35,060	40,900	8,476	49,376

Total non-performing loans	43,851	4,356	48,207	48,463	9,170	57,633

Impaired Loans (excluding purchased credit-impaired loans)
A loan is considered to be impaired when, based on current information and events, the Bank determines that it will not be able to collect all amounts due according to the original loan contract, including scheduled interest payments. Impaired loans include all non-accrual loans and all loans modified in a troubled debt restructuring (‘‘TDR’’) even if full collectability is expected following the restructuring. During the year ended December 31, 2017, the amount of gross interest income that would have been recorded had impaired loans been current was $2.1 million (December 31, 2016: $2.7 million; December 31, 2015: $3.1 million).

	Impaired loans with an allowance			Gross recorded investment of impaired loans without an allowance	Total impaired loans
December 31, 2017	Gross recorded investment	Specific allowance	Net loans		Gross recorded investment	Specific allowance	Net loans
Commercial loans
Commercial and industrial	7,475	(2,866)	4,609	1,011	8,486	(2,866)	5,620
Commercial overdrafts	—	—	—	1	1	—	1
Total commercial loans	7,475	(2,866)	4,609	1,012	8,487	(2,866)	5,621

Commercial real estate loans
Commercial mortgage	1,585	(583)	1,002	6,304	7,889	(583)	7,306

Consumer loans
Automobile financing	138	(75)	63	88	226	(75)	151
Overdrafts	—	—	—	4	4	—	4
Other consumer	199	(199)	—	285	484	(199)	285
Total consumer loans	337	(274)	63	377	714	(274)	440

Residential mortgage loans	53,698	(9,630)	44,068	42,055	95,753	(9,630)	86,123

Total impaired loans	63,095	(13,353)	49,742	49,748	112,843	(13,353)	99,490

Specific allowance excludes $0.3 million recognized relating to purchased credit-impaired loans.

	Impaired loans with an allowance			Gross recorded investment of impaired loans without an allowance	Total impaired loans
December 31, 2016	Gross recorded investment	Specific allowance	Net loans		Gross recorded investment	Specific allowance	Net loans
Commercial loans
Commercial and industrial	579	(577)	2	1,048	1,627	(577)	1,050
Commercial overdrafts	—	—	—	2	2	—	2
Total commercial loans	579	(577)	2	1,050	1,629	(577)	1,052

Commercial real estate loans
Commercial mortgage	1,722	(750)	972	5,944	7,666	(750)	6,916

Consumer loans
Automobile financing	155	(75)	80	130	285	(75)	210
Overdrafts	—	—	—	17	17	—	17
Other consumer	253	(203)	50	459	712	(203)	509
Total consumer loans	408	(278)	130	606	1,014	(278)	736

Residential mortgage loans	30,330	(9,961)	20,369	52,043	82,373	(9,961)	72,412

Total impaired loans	33,039	(11,566)	21,473	59,643	92,682	(11,566)	81,116
Specific allowance excludes $0.2 million recognized relating to purchased credit-impaired loans.

Average Impaired Loan Balances and Related Recognized Interest Income

	December 31, 2017		December 31, 2016		December 31, 2015
	Average gross recorded investment	Interest income recognized¹	Average gross recorded investment	Interest income recognized¹	Average gross recorded investment	Interest income recognized¹

Commercial loans
Commercial and industrial	5,057	63	1,661	64	1,214	—
Commercial overdrafts	2	—	14	—	66	—
Total commercial loans	5,059	63	1,675	64	1,280	—

Commercial real estate loans
Commercial mortgage	7,778	222	15,496	237	28,612	311

Consumer loans
Automobile financing	256	—	192	—	137	—
Overdrafts	11	—	14	—	27	—
Other consumer	598	—	1,043	—	1,617	2
Total consumer loans	865	—	1,249	—	1,781	2

Residential mortgage loans	89,063	4,378	81,901	2,201	78,433	1,442

Total impaired loans	102,765	4,663	100,321	2,502	110,106	1,755
¹ All interest income recognized on impaired loans relate to loans previously modified in a TDR.

Loans Modified in a TDR
As at December 31, 2017, the Bank had no loans that were modified in a TDR during the preceding 12 months that subsequently defaulted (i.e., 90 days or more past due following a modification). As at December 31, 2016, one loan which was formerly a residential mortgage was modified in a TDR during the preceding 12 months that subsequently defaulted with a recorded investment of $0.9 million. As at December 31, 2015, one loan which was formerly a residential mortgage was modified in a TDR during the preceding 12 months that subsequently defaulted with a recorded investment of $0.8 million.

TDRs entered into during the year

	Year ended December 31, 2017
	Number of contracts	Pre- modification recorded investment	Modification: interest capitalization	Post- modification recorded investment
Commercial real estate loans	2	1,544	—	1,544
Residential mortgage loans	42	24,588	1,345	25,933
Total loans modified in a TDR	44	26,132	1,345	27,477

	Year ended December 31, 2016
	Number of contracts	Pre- modification recorded investment	Modification: interest capitalization	Post- modification recorded investment
Residential mortgage loans	21	12,543	81	12,624
Total loans modified in a TDR	21	12,543	81	12,624

	Year ended December 31, 2015
	Number of contracts	Pre- modification recorded investment	Modification: interest capitalization	Post- modification recorded investment
Commercial loans	1	1,000	87	1,087
Residential mortgage loans	20	13,283	1,081	14,364
Total loans modified in a TDR	21	14,283	1,168	15,451

	December 31, 2017		December 31, 2016
TDRs outstanding	Accrual	Non-accrual	Accrual	Non-accrual
Commercial loans	1,005	—	1,044	—
Commercial real estate loans	3,108	1,471	1,702	1,539
Residential mortgage loans	64,879	5,623	41,473	5,006
Total TDRs outstanding	68,992	7,094	44,219	6,545

Purchased Credit-Impaired Loans
The Bank acquired certain credit-impaired loans as part of the November 7, 2014 acquisition of substantially all retail loans of HSBC Bank (Cayman) Limited. The accretable difference (or "accretable yield") represents the excess of a loan's cash flows expected to be collected over the loan's carrying amount.

	Year ended
	December 31, 2017
	Contractual principal	Non-accretable difference	Accretable difference	Carrying amount
Balance at beginning of year	8,016	(1,617)	(811)	5,588
Advances and increases in cash flows expected to be collected	36	48	(48)	36
Reductions resulting from repayments	(1,581)	307	148	(1,126)
Reductions resulting from changes in allowances for credit losses	—	(99)	—	(99)
Reductions resulting from charge-offs	(470)	122	—	(348)
Balance at end of year	6,001	(1,239)	(711)	4,051

	Year ended
	December 31, 2016
	Contractual principal	Non-accretable difference	Accretable difference	Carrying amount
Balance at beginning of year	8,709	(2,248)	(631)	5,830
Advances and increases in cash flows expected to be collected	166	408	(396)	178
Reductions resulting from repayments	(464)	—	216	(248)
Reductions resulting from changes in allowances for credit losses	—	(172)	—	(172)
Reductions resulting from charge-offs	(395)	395	—	—
Balance at end of year	8,016	(1,617)	(811)	5,588

	Year ended
	December 31, 2015
	Contractual principal	Non-accretable difference	Accretable difference	Carrying amount
Balance at beginning of year	11,020	(3,804)	—	7,216
Advances and increases in cash flows expected to be collected	150	631	(631)	150
Reductions resulting from repayments	(1,554)	—	107	(1,447)
Reductions resulting from charge-offs	(907)	818	—	(89)
Accretion	—	107	(107)	—
Balance at end of year	8,709	(2,248)	(631)	5,830